Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($) Segment Unit	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 25, 2013 CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Peoples' Republic of China [Member] USD ($)	Dec. 31, 2012 Peoples' Republic of China [Member] USD ($)	Dec. 31, 2013 United States and Hong Kong [Member] HKD	Dec. 31, 2012 United States and Hong Kong [Member] USD ($)	Dec. 31, 2013 Accounts Receivable [Member] Customer	Dec. 31, 2013 Accounts Receivable [Member] Customer One [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer One [Member]	Dec. 31, 2013 Accounts Receivable [Member] Customer Two [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer Two [Member]	Dec. 31, 2013 Accounts Receivable [Member] Customer Three [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer Three [Member]	Dec. 31, 2013 Accounts Receivable [Member] Customer Four [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer Four [Member]	Dec. 31, 2013 Sales [Member] Customer	Dec. 31, 2013 Sales [Member] Customer One [Member]	Dec. 31, 2012 Sales [Member] Customer One [Member]	Dec. 31, 2011 Sales [Member] Customer One [Member]	Dec. 31, 2013 Sales [Member] Customer Two [Member]	Dec. 31, 2012 Sales [Member] Customer Two [Member]	Dec. 31, 2011 Sales [Member] Customer Two [Member]	Dec. 31, 2013 Sales [Member] Customer Three [Member]	Dec. 31, 2012 Sales [Member] Customer Three [Member]	Dec. 31, 2011 Sales [Member] Customer Three [Member]	Dec. 31, 2013 Sales [Member] Customer Four [Member]	Dec. 31, 2012 Sales [Member] Customer Four [Member]	Dec. 31, 2011 Sales [Member] Customer Four [Member]	Dec. 31, 2013 Sales [Member] Customers Outside China [Member] Maximum [Member]	Dec. 31, 2012 Sales [Member] Customers Outside China [Member] Maximum [Member]	Dec. 31, 2011 Sales [Member] Customers Outside China [Member] Maximum [Member]	Dec. 31, 2013 Property, Plant and Equipment [Member] Supplier Concentration Risk [Member] Supplier	Dec. 31, 2011 Property, Plant and Equipment [Member] Supplier Concentration Risk [Member] Supplier	Dec. 31, 2012 Property, Plant and Equipment [Member] Maximum [Member] Supplier Concentration Risk [Member] Supplier
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and bank deposits								$ 83,000	$ 2,009,000	5,522,000	$ 5,200,000
Number of unit USD-denominated UBS Jersey Call Certificate	50	50
USD-denominated UBS Jersey Call Certificate, Fair value			2,530,000
USD-denominated UBS Jersey Call Certificate, par value	50,000
Product redemption period	5 years	5 years
Product redemption, lower range	2.15%	2.15%
Product redemption, upper range	3.55%	3.55%
Product redemption amount					2,025,000
Floating yield		2,000,000
FDIC Insurance limit	250,000
Estimated useful life of intangible assets	6 years	6 years
Advertising service revenue on a straight-line basis						3 days	1 year
Advertising and promotion costs	$ 111,000		$ 3,573,000	$ 3,852,000
Contributions to PRC employee	22.00%	22.00%
Employer contribution to the scheme	5.00%	5.00%
Recognized income tax positions	50.00%	50.00%
Concentration risk													34.00%	0.00%	24.00%	0.00%	13.00%	0.00%	10.00%	0.00%		22.00%	0.00%	0.00%	17.00%	0.00%	0.00%	15.00%	0.00%	0.00%	15.00%	0.00%	0.00%	10.00%	10.00%	10.00%	13.00%	10.00%	10.00%
Number of operating Segment	1	1
Number of major customer												4									4
Number of major suppliers																																					1	0	0